Restricted Bank Deposits	12 Months Ended
Dec. 31, 2017
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Restricted Bank Deposits
22	RESTRICTED BANK DEPOSITS

	As of December 31, 2017			As of December 31, 2016
	Non-current assets	Current assets	Total	Non-current assets	Current assets	Total
	Million	Million	Million	Million	Million	Million
Restricted bank deposits
- Statutory deposit reserves (Note)	3,453	—	3,453	4,527	—	4,527
- Deposited customer reserves (Note)	3,047	—	3,047	—	—	—
- Pledged bank deposits	4	691	695	1	197	198

	6,504	691	7,195	4,528	197	4,725

Note:	The statutory deposit reserves and the deposited customer reserves are deposited by China Mobile Finance and China Mobile E-Commerce Co., Ltd., a wholly-owned subsidiary of the Company, respectively, in accordance with relevant requirements of the People’s Bank of China (“PBOC”), which are not available for use in the Group’s daily operations.